Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2021
Accounts and notes receivable, net
Accounts and notes receivable, net

7 Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following:

	As of December 31
	2020	2021
	RMB	RMB

Accounts and notes receivable	2,994,181	3,482,011
Allowance for credit losses	(556,360)	(650,888)
Accounts and notes receivable, net	2,437,821	2,831,123

On January 1, 2020, the Group adopted ASC 326 using a modified retrospective method for accounts and notes receivable measured at amortized cost.

The operating lease receivable generated from lease vehicles to drivers and end-users, is recorded as accounts and notes receivable, net in the consolidated balance sheets. The operating lease receivable is subject to ASC 842 mentioned in Note 3.22.

The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31
	2020	2021
	RMB	RMB

Beginning balance prior to ASC 326	(437,266)	(556,360)
Impact of adoption of ASC 326	(71,498)	—
Balance at beginning of the year	(508,764)	(556,360)
Provision	(448,720)	(596,908)
Write-offs	401,124	502,380
Balance at end of the year	(556,360)	(650,888)